Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current
Deferred	(531)	(2,736,882)
Current
Deferred
Change in valuation allowance	531	2,736,882
Income tax provision